Other liabilities - Additional Information (Details) - Peru - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Liabilities [Line Items]
Employee profit sharing	$ 6,404	$ 2,244
Provision for wages, salaries and other employee benefits	$ 3,791	$ 5,023